Loans and Accounts Receivable from Customers - Additional Information (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Fair value of guarantees taken as percentage of assets	145.12%	141.04%
Loans and receivables from customers	$ 25,711,811	$ 23,795,548
Lease receivables associated with movable assets [member]
Disclosure of financial assets [line items]
Loans and receivables from customers	778,216	880,531
Real Estate Assets [member]
Disclosure of financial assets [line items]
Loans and receivables from customers	$ 440,443	$ 382,552
Mortgages loans [member]
Disclosure of financial assets [line items]
Fair value of guarantees taken as percentage of loans and receivables	103.82%	98.09%
Loans and accounts receivable at amortized cost [member]. | Net financial operating income [member]
Disclosure of financial assets [line items]
Gain (loss) on sale of loans and receivables sold	$ 4,734	$ 4,540
Loans and accounts receivable at amortized cost [member]. | Adjustment to Effective Interest Rate [member]
Disclosure of financial assets [line items]
Effect on result of Portfolio purchases and sales	1,073
Gain (loss) on sale of loans and receivables sold		4,769
Written off Loan Portfolio [Member] | Net financial operating income [member]
Disclosure of financial assets [line items]
Gain (loss) on sale of loans and receivables sold	$ 4,734	$ 12,132